Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2022
Securitizations
Securitizations
in	2022	2021	2020
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	6	(7)	85
Proceeds from transfer of assets [2]	3,401	3,525	9,209
Cash received on interests that continue to be held	49	42	52
RMBS
Net gain/(loss) [1]	(2)	70	32
Proceeds from transfer of assets [3]	7,534	37,048	23,358
Purchases of previously transferred financial assets or its underlying collateral	0	(1,604)	0
Servicing fees	24	2	2
Cash received on interests that continue to be held	675	1,088	864
Other asset-backed financings
Net gain [1]	16	65	105
Proceeds from transfer of assets [4]	6,740	12,129	9,564
Purchases of previously transferred financial assets or its underlying collateral	(1,479)	(1,323)	(1,606)
Fees [5]	192	165	148
Cash received on interests that continue to be held	153	14	17
1
Includes primarily underwriting revenues, deferred origination fees and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization.

2 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 512 million, CHF 180 million and CHF 161 million in 2022, 2021 and 2020, respectively.
3 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 1,081 million, CHF 3,072 million and CHF 3,030 million in 2022, 2021 and 2020, respectively.
4 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 168 million, CHF 54 million and CHF 9 million in 2022, 2021 and 2020, respectively.
5 Represents primarily management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2022	2021
CHF million
CMBS
Principal amount outstanding	17,193	15,428
Total assets of SPEs	24,625	23,205
RMBS
Principal amount outstanding	41,552	56,990
Total assets of SPEs	41,552	56,990
Other asset-backed financings
Principal amount outstanding	21,939	24,856
Total assets of SPEs	54,609	57,797
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2022							2021							2020
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			486				847			196				2,594			342				2,692
of which level 2			415				762			170				2,126			305				2,398
of which level 3			71				85			26				468			37				294
Weighted-average life, in years			4.1				9.5			5.2				5.3			6.4				3.8
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	22.2			–	[2]	3.0	–	37.7			–	[2]	1.0	–	47.0
Cash flow discount rate (rate per annum), in % [3]	3.5	–	15.7		2.8	–	53.8	1.8	–	5.0		1.0	–	33.4	1.4	–	20.9		0.2	–	40.8
Expected credit losses (rate per annum), in % [4]	2.7	–	5.6		1.3	–	49.8	0.9	–	4.3		0.1	–	32.5	1.9	–	8.6		1.6	–	22.9
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2022											2021
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			517				1,050			519				281				2,310			402
of which non-investment grade			111				137			34				55				370			27
Weighted-average life, in years			2.8				9.0			5.1				3.9				4.7			5.5
Prepayment speed assumption (rate per annum), in % [3]			–		2.4	–	21.4			–				–		5.1	–	41.9			–
Impact on fair value from 10% adverse change			–				(16.5)			–				–				(31.1)			–
Impact on fair value from 20% adverse change			–				(32.7)			–				–				(59.8)			–
Cash flow discount rate (rate per annum), in % [4]	5.4	–	42.1		4.4	–	29.6	4.1	–	41.9		1.7	–	50.7		0.7	–	35.5	0.3	–	14.7
Impact on fair value from 10% adverse change			(8.2)				(41.6)			(10.5)				(3.5)				(38.1)			(4.9)
Impact on fair value from 20% adverse change			(16.1)				(79.6)			(20.5)				(6.8)				(73.3)			(9.7)
Expected credit losses (rate per annum), in % [5]	1.1	–	29.2		1.5	–	25.5	0.5	–	37.9		0.6	–	8.4		0.4	–	34.2	0.7	–	13.3
Impact on fair value from 10% adverse change			(4.6)				(19.7)			(5.7)				(2.5)				(28.5)			(4.3)
Impact on fair value from 20% adverse change			(9.1)				(38.2)			(11.1)				(4.9)				(54.8)			(8.4)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2022	2021
CHF million
RMBS
Other assets	0	257
Liability to SPEs, included in other liabilities	0	(257)
Other asset-backed financings
Trading assets	366	557
Other assets	154	200
Liability to SPEs, included in other liabilities	(520)	(757)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2022	2021
CHF billion
Government debt securities	17.0	15.9
Corporate debt securities	6.9	9.6
Asset-backed securities	0.9	4.6
Equity securities	0.2	0.5
Other	5.1	5.6
Securities sold under repurchase agreements	30.1	36.2
Government debt securities	0.2	13.9
Corporate debt securities	0.3	0.3
Asset-backed securities	0.2	0.3
Equity securities	0.1	1.0
Other	0.1	0.2
Securities lending transactions	0.9	15.7
Government debt securities	1.2	3.6
Corporate debt securities	0.4	0.6
Asset-backed securities	0.1	0.0
Equity securities	1.3	10.8
Obligation to return securities received as collateral, at fair value	3.0	15.0
Total	34.0	66.9
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2022 (CHF billion)
Securities sold under repurchase agreements	4.0		12.7		5.9	7.5	30.1
Securities lending transactions	0.5		0.2		0.0	0.2	0.9
Obligation to return securities received as collateral, at fair value	3.0		0.0		0.0	0.0	3.0
Total	7.5		12.9		5.9	7.7	34.0
2021 (CHF billion)
Securities sold under repurchase agreements	5.2		15.7		6.0	9.3	36.2
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.5		17.4		7.6	19.4	66.9
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2022 (CHF million)
Cash and due from banks	15	94	68	17	24	11	229
Trading assets	0	954	1,154	23	457	0	2,588
Other investments	0	0	0	58	587	136	781
Net loans	0	3,260	0	0	16	134	3,410
Other assets	281	2,466	1,349	39	53	417	4,605
of which loans held-for-sale	279	2,445	119	21	0	0	2,864
of which premises and equipment	0	0	0	0	12	0	12
Total assets of consolidated VIEs	296	6,774	2,571	137	1,137	698	11,613
Trading liabilities	0	1,057	0	0	6	0	1,063
Short-term borrowings	0	3,124	0	13	0	0	3,137
Long-term debt	84	0	1,860	0	0	152	2,096
Other liabilities	0	49	2	19	50	70	190
Total liabilities of consolidated VIEs	84	4,230	1,862	32	56	222	6,486
2021 (CHF million)
Cash and due from banks	0	1	42	25	27	13	108
Trading assets	0	0	1,158	54	610	0	1,822
Other investments	0	0	0	65	789	161	1,015
Net loans	0	1,022	317	0	28	33	1,400
Other assets	0	31	604	78	108	675	1,496
of which loans held-for-sale	0	0	50	23	0	1	74
of which premises and equipment	0	0	0	0	27	0	27
Total assets of consolidated VIEs	0	1,054	2,121	222	1,562	882	5,841
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,337	0	15	0	0	4,352
Long-term debt	0	0	1,342	0	3	46	1,391
Other liabilities	0	67	1	20	60	83	231
Total liabilities of consolidated VIEs	0	4,404	1,343	35	71	129	5,982

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2022 (CHF million)
Trading assets	214	0		3,877	750	7	1,816	6,664
Net loans	314	1,440		2,521	1,934	7,617	2,201	16,027
Other assets	6	0		3	124	4	884	1,021
Total variable interest assets	534	1,440		6,401	2,808	7,628	4,901	23,712
Maximum exposure to loss	547	4,374		9,514	2,808	9,999	5,490	32,732
Total assets of non-consolidated VIEs	9,713	7,297		79,322	116,010	38,632	14,620	265,594
2021 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	112	0	628	768
Total variable interest assets	531	1,005		5,488	3,447	8,787	8,108	27,366
Maximum exposure to loss	774	7,625		8,036	3,447	13,068	8,637	41,587
Total assets of non-consolidated VIEs	10,266	14,948		108,942	103,179	36,428	24,945	298,708
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.

Bank
Securitizations
Securitizations
in	2022	2021	2020
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	6	(7)	85
Proceeds from transfer of assets [2]	3,401	3,525	9,209
Cash received on interests that continue to be held	49	42	52
RMBS
Net gain/(loss) [1]	(2)	70	32
Proceeds from transfer of assets [3]	7,534	37,048	23,358
Purchases of previously transferred financial assets or its underlying collateral	0	(1,604)	0
Servicing fees	24	2	2
Cash received on interests that continue to be held	675	1,088	864
Other asset-backed financings
Net gain [1]	16	65	105
Proceeds from transfer of assets [4]	6,740	12,129	9,564
Purchases of previously transferred financial assets or its underlying collateral	(1,479)	(1,323)	(1,606)
Fees [5]	192	165	148
Cash received on interests that continue to be held	153	14	17
1
Includes primarily underwriting revenues, deferred origination fees and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization.

2 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 512 million, CHF 180 million and CHF 161 million in 2022, 2021 and 2020, respectively.
3 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 1,081 million, CHF 3,072 million and CHF 3,030 million in 2022, 2021 and 2020, respectively.
4 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 168 million, CHF 54 million and CHF 9 million in 2022, 2021 and 2020, respectively.
5 Represents primarily management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2022	2021
CHF million
CMBS
Principal amount outstanding	17,193	15,428
Total assets of SPEs	24,625	23,205
RMBS
Principal amount outstanding	41,552	56,990
Total assets of SPEs	41,552	56,990
Other asset-backed financings
Principal amount outstanding	21,939	24,856
Total assets of SPEs	54,609	57,797
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2022							2021							2020
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			486				847			196				2,594			342				2,692
of which level 2			415				762			170				2,126			305				2,398
of which level 3			71				85			26				468			37				294
Weighted-average life, in years			4.1				9.5			5.2				5.3			6.4				3.8
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	22.2			–	[2]	3.0	–	37.7			–	[2]	1.0	–	47.0
Cash flow discount rate (rate per annum), in % [3]	3.5	–	15.7		2.8	–	53.8	1.8	–	5.0		1.0	–	33.4	1.4	–	20.9		0.2	–	40.8
Expected credit losses (rate per annum), in % [4]	2.7	–	5.6		1.3	–	49.8	0.9	–	4.3		0.1	–	32.5	1.9	–	8.6		1.6	–	22.9
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2022											2021
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			517				1,050			519				281				2,310			402
of which non-investment grade			111				137			34				55				370			27
Weighted-average life, in years			2.8				9.0			5.1				3.9				4.7			5.5
Prepayment speed assumption (rate per annum), in % [3]			–		2.4	–	21.4			–				–		5.1	–	41.9			–
Impact on fair value from 10% adverse change			–				(16.5)			–				–				(31.1)			–
Impact on fair value from 20% adverse change			–				(32.7)			–				–				(59.8)			–
Cash flow discount rate (rate per annum), in % [4]	5.4	–	42.1		4.4	–	29.6	4.1	–	41.9		1.7	–	50.7		0.7	–	35.5	0.3	–	14.7
Impact on fair value from 10% adverse change			(8.2)				(41.6)			(10.5)				(3.5)				(38.1)			(4.9)
Impact on fair value from 20% adverse change			(16.1)				(79.6)			(20.5)				(6.8)				(73.3)			(9.7)
Expected credit losses (rate per annum), in % [5]	1.1	–	29.2		1.5	–	25.5	0.5	–	37.9		0.6	–	8.4		0.4	–	34.2	0.7	–	13.3
Impact on fair value from 10% adverse change			(4.6)				(19.7)			(5.7)				(2.5)				(28.5)			(4.3)
Impact on fair value from 20% adverse change			(9.1)				(38.2)			(11.1)				(4.9)				(54.8)			(8.4)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2022	2021
CHF million
RMBS
Other assets	0	257
Liability to SPEs, included in other liabilities	0	(257)
Other asset-backed financings
Trading assets	366	557
Other assets	154	200
Liability to SPEs, included in other liabilities	(520)	(757)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2022	2021
CHF billion
Government debt securities	17.1	16.0
Corporate debt securities	6.9	9.6
Asset-backed securities	0.9	4.6
Equity securities	0.2	0.5
Other	5.1	5.6
Securities sold under repurchase agreements	30.2	36.3
Government debt securities	0.2	13.9
Corporate debt securities	0.3	0.3
Asset-backed securities	0.2	0.3
Equity securities	0.1	1.0
Other	0.1	0.2
Securities lending transactions	0.9	15.7
Government debt securities	1.2	3.6
Corporate debt securities	0.4	0.6
Asset-backed securities	0.1	0.0
Equity securities	1.3	10.8
Other	0.0	0.0
Obligation to return securities received as collateral, at fair value	3.0	15.0
Total	34.1	67.0
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2022 (CHF billion)
Securities sold under repurchase agreements	4.1		12.8		5.9	7.4	30.2
Securities lending transactions	0.5		0.2		0.0	0.2	0.9
Obligation to return securities received as collateral, at fair value	3.0		0.0		0.0	0.0	3.0
Total	7.6		13.0		5.9	7.6	34.1
2021 (CHF billion)
Securities sold under repurchase agreements	5.3		15.8		6.0	9.2	36.3
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.6		17.5		7.6	19.3	67.0
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2022 (CHF million)
Cash and due from banks	15	94	68	17	24	11	229
Trading assets	0	954	1,154	23	457	0	2,588
Other investments	0	0	0	58	587	136	781
Net loans	0	3,260	0	0	16	134	3,410
Other assets	281	2,466	1,349	39	42	417	4,594
of which loans held-for-sale	279	2,445	119	21	0	0	2,864
of which premises and equipment	0	0	0	0	0	0	0
Total assets of consolidated VIEs	296	6,774	2,571	137	1,126	698	11,602
Trading liabilities	0	1,057	0	0	6	0	1,063
Short-term borrowings	0	3,124	0	13	0	0	3,137
Long-term debt	84	0	1,860	0	0	152	2,096
Other liabilities	0	49	2	19	49	70	189
Total liabilities of consolidated VIEs	84	4,230	1,862	32	55	222	6,485
2021 (CHF million)
Cash and due from banks	0	1	42	25	27	13	108
Trading assets	0	0	1,158	54	610	0	1,822
Other investments	0	0	0	65	789	161	1,015
Net loans	0	1,022	317	0	28	33	1,400
Other assets	0	31	604	78	95	674	1,482
of which loans held-for-sale	0	0	50	23	0	1	74
of which premises and equipment	0	0	0	0	12	0	12
Total assets of consolidated VIEs	0	1,054	2,121	222	1,549	881	5,827
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,337	0	15	0	0	4,352
Long-term debt	0	0	1,342	0	3	46	1,391
Other liabilities	0	67	1	20	61	84	233
Total liabilities of consolidated VIEs	0	4,404	1,343	35	72	130	5,984

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2022 (CHF million)
Trading assets	214	0		3,877	750	7	1,816	6,664
Net loans	314	1,440		2,521	1,934	7,617	2,201	16,027
Other assets	6	0		3	122	4	884	1,019
Total variable interest assets	534	1,440		6,401	2,806	7,628	4,901	23,710
Maximum exposure to loss	547	4,374		9,514	2,806	9,999	5,490	32,730
Total assets of non-consolidated VIEs	9,713	7,297		79,322	115,900	38,632	14,620	265,484
2021 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	109	0	628	765
Total variable interest assets	531	1,005		5,488	3,444	8,787	8,108	27,363
Maximum exposure to loss	774	7,625		8,036	3,444	13,068	8,637	41,584
Total assets of non-consolidated VIEs	10,266	14,948		108,942	102,820	36,428	19,804	293,208
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.